Staff costs	12 Months Ended
Dec. 31, 2023
Staff Costs
Staff costs

21. Staff costs

	2023	2022
	USD	USD
Direct cost
Defined contribution plans	1,219,580	1,111,601
Short-term employee benefits	11,515,504	10,552,116
	12,735,084	11,663,717

Administrative expenses
Defined contribution plans	46,848	38,189
Short-term employee benefits	334,663	260,284
	381,511	298,473
	13,116,595	11,962,190

The number of employees as at the end of the year is 651 (2022: 583) including project contract staffs.